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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment number: __________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tweedy, Browne Company LLC
Address: 350 Park Avenue, 9th Floor
         New York, NY 10022

Form 13F File Number: 28-1222

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Kenneth E. Leopold
Title: General Counsel
Phone: 212-916-0600

Signature, Place, and Date of Signing:


Kenneth E. Leopold                        New York, New York        08/10/2009
-------------------------------------   ----------------------   ---------------
Signature                                     City, State              Date

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:          54
Form 13F Information Table Value Total:  $1,685,400

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number:                Name:
---   ---------------------   ------------------------------
 1           28-04975         Affiliated Managers Group Inc.



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                           FORM 13F INFORMATION TABLE

                                                                                                       VOTING AUTHORITY
                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER  ---------------------
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS   SOLE  SHARED  NONE
------------------------------ -------------- ---------- -------- ------- --- ---- ------- -------- ------- ------ ------
AKZO NOBEL NV SPONSORED ADR    ADR             010199305     7961  180987 SH       SOLE              180987
DIAGEO PLC- SPONSORED ADR      ADR             25243Q205    35156  614077 SH       SOLE              614077
ENI SPONSORED ADR              ADR             26874R108      695   14655 SH       SOLE               14655
GLAXO SMITHKLINE PLC, ADR      ADR             37733W105    35569 1006482 SH       SOLE             1006482
HEINEKEN HOLDINGS 'A' ADRS     ADR             B0DM8G4      15623  486707 SH       SOLE              486707
HEINEKEN NV ADR                ADR             2419176      16114  868994 SH       SOLE              868994
NOVARTIS AG ADR                ADR             66987V109     5878  144099 SH       SOLE              144099
SK TELECOM - ADR               ADR             78440P108    88682 5853575 SH       SOLE             5724575        129000
UNILEVER ( ul )                ADR             904767704     9593  408221 SH       SOLE              408221
UNILEVER (UN)                  ADR             904784709    35653 1474469 SH       SOLE             1474469
COCA-COLA HELLENIC BOTTLING    COM             4420723      22987 1114867 SH       SOLE              908867        206000
HONDA MOTOR CO LTD             COM             6435145      77366 2806255 SH       SOLE             2582255        224000
3M CO                          COM             88579Y101    42836  712746 SH       SOLE              625546         87200
ACMAT CORP CLASS A             COM             004616207      843   51890 SH       SOLE               51890
ALTRIA GROUP, INC.             COM             02209S103      424   25898 SH       SOLE               25898
AMERICAN EXPRESS COMPANY       COM             025816109    14871  639875 SH       SOLE              639875
AMERICAN NATIONAL INSURANCE CO COM             028591105    60568  801376 SH       SOLE              706469         94907
AT&T INC                       COM             00206R102     1495   60166 SH       SOLE               60166

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
AVATAR HOLDINGS INC            COM             053494100    14547  800603 SH       SOLE              595853        204750
BERKSHIRE HATHAWAY INC DEL     COM             084670108    16650     185 SH       SOLE                 185
BURLINGTON NORTHERN SANTA FE C COM             12189T104    98173 1334954 SH       SOLE             1196797        138157
CINTAS CORP.                   COM             172908105     7174  314087 SH       SOLE               65387        248700
COCA COLA COMPANY              COM             191216100      883   18392 SH       SOLE               18392
COMCAST CORP - CLASS A         COM             20030N101      475   32850 SH       SOLE               32850
COMCAST CORP SPECIAL CLASS A   COM             20030N200    73760 5231220 SH       SOLE             4384520        846700
CONOCOPHILLIPS                 COM             20825c104    73737 1753140 SH       SOLE             1573585        179555
DEVON ENERGY                   COM             25179M103    39121  717815 SH       SOLE              644210         73605
EMERSON ELECTRIC COMPANY       COM             291011104    76789 2370025 SH       SOLE             2067360        302665
EXXON MOBIL CORPORATION        COM             30231G102      206    2942 SH       SOLE                2942
FEDERATED INVESTORS INC (PA.)  COM             314211103    19074  791795 SH       SOLE              791795
FINISHMASTER                   COM             31787p108     1103   75560 SH       SOLE               75560
G & K SERVICES INC             COM             361268105     3528  166827 SH       SOLE              100153         66674
GENUINE PARTS CO               COM             372460105     1343   40017 SH       SOLE               40017
HENRY SCHEIN INC               COM             806407102    20517  427888 SH       SOLE              427888
HOME DEPOT INC                 COM             437076102    57131 2417722 SH       SOLE             1972277        445445
JEFFERIES GROUP INC. NEW       COM             472319102     2953  138430 SH       SOLE              138430
KRAFT FOODS INC-A              COM             50075n104      303   11948 SH       SOLE               11948
LEUCADIA NATIONAL CORP         COM             527288104    13355  633244 SH       SOLE              633244
NATIONAL WESTERN LIFE INS CO   COM             638522102    15282  130892 SH       SOLE              130892
NORFOLK SOUTHERN CORP          COM             655844108    29394  780300 SH       SOLE              642245        138055
RAMCO GERSHENSON PROPERTIES TR COM             751452202      432   43155 SH       SOLE               43155
RAYONIER INC                   COM             754907103    12157  334436 SH       SOLE              334436
SHENANDOAH TELECOMMUNICATIONS  COM             82312B106      808   39840 SH       SOLE               39840
SYSCO CORP                     COM             871829107      588   26140 SH       SOLE               26140
TORCHMARK CORP                 COM             891027104    11633  314073 SH       SOLE              314073
TRANSATLANTIC HLDGS            COM             893521104    68319 1576710 SH       SOLE             1377461        199249
UNIFIRST CORP                  COM             904708104    60483 1627200 SH       SOLE             1293465        333735
UNION PACIFIC                  COM             907818108    77610 1490783 SH       SOLE             1323283        167500
VERIZON COMMUNICATIONS         COM             92343V104      351   11418 SH       SOLE               11418
WAL-MART STORES INC            COM             931142103    52283 1079333 SH       SOLE              928523        150810

WELLPOINT                      COM             94973v107    31763  624153 SH       SOLE              498403        125750
COCA COLA FEMSA                COM             191241108   125002 3115692 SH       SOLE             2980692        135000
JOHNSON & JOHNSON              COM             478160104    50169  883257 SH       SOLE              883257
PHILIP MORRIS INTERNATIONAL    COM             718172109   155993 3576178 SH       SOLE             3490768         85410